THE VICTORY INSTITUTIONAL FUNDS

Institutional Diversified Stock Fund

Supplement dated August 1, 2007 to the

Statement of Additional Information (“SAI”) dated March 1, 2007

The following information amends the SAI and supersedes any information to the contrary therein:

Effective August 1, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ administrator, fund accounting agent and transfer agent, is re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by Citibank N.A..

VVI-SAI-SUP1